BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2011
BUSINESS COMBINATION

2. BUSINESS COMBINATION

Business combinations in the year ended March 31, 2011

On June 1, 2010, Kyocera Corporation acquired thin film transistor (TFT) liquid crystal display (LCD) business of Yasu facility from Sony Mobile Display Corporation. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Electronic Device Group.

Kyocera Tycom Corp. has owned a 33.33% interest in Tycom Ltd., a sales company of cutting tools, and accounted for its investment by the equity method. On August 31, 2010, Kyocera Tycom Corp. acquired all of the remaining shares of Tycom Ltd. As a result, Tycom Ltd. has become a wholly-owned subsidiary of Kyocera and has been consolidated by Kyocera from that date. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Applied Ceramic Products Group.

On October 29, 2010, Kyocera Mita Corporation (Kyocera Mita) acquired 100% of shares of Epson Software Engineering (Philippines), Inc. which is a software developer related to information equipment. Epson Software Engineering (Philippines), Inc. has been consolidated by Kyocera from that date and has changed its name to Kyocera Mita Technology Development Philippines, Inc. on November 1, 2010. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Information Equipment Group.

These acquisitions did not have material impacts on Kyocera’s consolidated results of  operations, financial condition and cash flows.

Business combinations in the year ended March 31, 2010

On July 31, 2009, Kyocera Mita Corporation, a subsidiary of Kyocera, acquired 100% of the common stock of two distributors of information equipment in Korea and made them consolidated subsidiaries in the name of Kyocera Mita Korea Co., Ltd. and Kyocera Mita Korea Document Solution Co., Ltd.

On October 1, 2009, Kyocera Mita Canada, Ltd., a subsidiary of Kyocera Mita, acquired operations and related assets of Gold Business Machines Ltd. and Gold Business Machines Brandon Ltd. to expand its sales channels in Canada.

On December 1, 2009, Kyocera Mita America, Inc., a subsidiary of Kyocera Mita, acquired 100% of the common stock of Allister Business Systems, Inc. and made it a consolidated subsidiary to expand its sales channels in the United States of America.

The results of operations of these acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition dates and for segment reporting, they are reported in the Information Equipment Group.

On August 3, 2009, Kyocera Communication System Co., Ltd. acquired 67% of the common stock of Net it works, Inc., a Japanese telecommunication engineering company and made it a consolidated subsidiary. The result of operation of this acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Others.

The above acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Business combinations of which the allocation of fair value was completed in the year ended March 31, 2010

On November 18, 2008, Kyocera Mita announced that it submitted a takeover offer to the shareholders of TA Triumph-Adler AG (currently TA Triumph-Adler GmbH, TA), a German based sales company of information equipment, which was accounted for by the equity method, with the aim of expanding mutual businesses. On December 15, 2008, this takeover offer was approved by German Federal Supervisory Authority. During December 16, 2008 to February 2, 2009, a total of 14,184,810 shares of TA were tendered, and Kyocera Mita acquired them by February 10, 2009. In addition, from December 8, 2008 to March 31, 2009, Kyocera Mita acquired 21,372,713 shares of TA directly from its shareholders or through the stock market. The total amount of the acquisition cost was ¥8,234 million, which was funded mainly by cash in hand.

As a result of these acquisitions of shares, together with shares which Kyocera Mita had already secured before the announcement of the takeover offer on November 18, 2008, Kyocera Mita secured a total shareholding of 94.19% in TA as of March 31, 2009. As the European Commission approved the purchase of shares in TA by Kyocera Mita on January 21, 2009, TA was consolidated by Kyocera from that date.

On October 13, 2010, Kyocera Mita acquired all of the remaining shares of TA. As a result, TA has become a wholly-owned subsidiary of Kyocera Mita.

Kyocera has used the purchase method of accounting to record assets acquired and liabilities assumed in accordance with SFAS No. 141, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed during the year ended March 31, 2010. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table.

January 21, 2009
(Yen in millions)
Current assets	¥27,543
Intangible assets	17,335
Other non-current assets	23,337

Total assets	68,215

Current liabilities	25,501
Non-current liabilities	41,004

Total liabilities	66,505

Noncontrolling interests	3

Total identified assets, liabilities and noncontrolling interests	1,707

Purchase price	8,234
Investments in TA before the consolidation as a subsidiary	4,198

Goodwill	¥10,725

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

	March 31,
	2010		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥9,653	¥1,253	¥9,112	¥2,034
Others	402	249	379	379

Total	¥10,055	¥1,502	¥9,491	¥2,413

			March 31,
			2010	2011
			Gross Carrying Amount	Gross Carrying Amount
			(Yen in millions)
Intangible assets not subject to amortization:
Trademark			¥6,880	¥6,495

Total			¥6,880	¥6,495

Changes in gross carrying amounts of intangible assets subject to amortization and intangible assets not subject to amortization were due to translation adjustments.

The estimated aggregate amortization expenses for intangible assets that Kyocera recorded due to this acquisition for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥904
2013	904
2014	904
2015	904
2016	904

The pro forma results for the year ended March 31, 2009 is not presented as the amounts were immaterial.

Business combinations in the year ended March 31, 2009

On April 1, 2008, Kyocera acquired the mobile phone handsets related business and its related assets and liabilities from SANYO Electric Co., Ltd. (SANYO) through corporate split. The result of operation of the acquired business was included into Kyocera’s consolidated financial statement since the acquisition date and for the segment reporting, it is reported in the Telecommunications Equipment Group. The acquired business consists of the development, manufacturing and sales of mobile phones, PHS Mobile Phone Handsets and wireless communication systems in Japan and overseas. The acquired business has sales offices and research and development facilities in Japan, sales locations in North America and manufacturing facilities in Malaysia. Kyocera pursues synergies between distribution channels in North America, development activities and design technologies of the acquired business and its existing management resources.

Kyocera has used the purchase method of accounting to record assets acquired and liabilities assumed in accordance with SFAS No. 141, “Business Combinations.”

The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table.

Current liabilities in the following table include an amount of payables as of the purchase date that were not individually stated within the purchase agreement which were collectively assumed from SANYO. As such these payables have been included in the allocation of purchase price.

April 1, 2008
(Yen in millions)
Cash and deposits	¥11,037
Accounts receivable	17,617
Inventory	12,731
Other current assets	7,564

Total current assets	48,949

Property, plant and equipment	16,601
Intangible assets	13,783
Other non-current assets	1,493

Total non-current assets	31,877

Total assets	80,826

Accounts payable	41,877
Other current liabilities	6,176

Total current liabilities	48,053

Non-current liabilities	3,538

Total liabilities	51,591

Total identified assets and liabilities	29,235

Purchase price	47,691

Goodwill	¥18,456

In addition, in the total amount of goodwill ¥18,456 million, ¥15,490 million is expected to be deductible for tax purposes.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

	March 31,
	2010		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥8,796	¥3,518	¥8,796	¥5,277
Trademark	2,224	890	1,291	775
Patent	1,620	405	1,620	608

Total	¥12,640	¥4,813	¥11,707	¥6,660

The estimated aggregate amortization expenses for intangible assets that Kyocera recorded due to this acquisition for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥2,219
2013	2,219
2014	203
2015	203
2016	203

On June 30, 2008, Kyocera Industrial Ceramics Corporation acquired all of the outstanding capital stock of On Time Machining Company, a manufacturing and sales company of cutting tools. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Applied Ceramic Products Group. This acquisition did not have material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

On April 30, 2008, Kyocera Mita acquired the development operations related to digital multi-function devices for printers and copy machines from Peerless Systems Corporation.

Kyocera Mita America, Inc., a subsidiary of Kyocera Mita, acquired all operations and related assets, or all of the capital stock of the following five sales companies of information equipment for the purpose of expanding its sales channels in the United States of America.

Name	Date of acquisition
Internetworking Innovations, Inc.	May 30, 2008
Velocity Imaging Products, Inc.	July 1, 2008
Duplitron Massachusetts, Inc.	October 1, 2008
Duplitron New Jersey, Inc.	October 1, 2008
One Stop Business Centers, Inc.	December 30, 2008

On October 1, 2008, Kyocera Mita Australia Pty. Ltd., a subsidiary of Kyocera Mita, acquired all operations and related assets of Action Copies Pty. Ltd., a sales company of information equipment in Australia.

The results of operations of the acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition dates and for segment reporting, they are reported in the Information Equipment Group. These acquisitions of businesses and shares by Kyocera Mita and its subsidiaries did not have material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.